Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share Disclosure

22.       Earnings per share

The following table reconciles net income and the weighted average ordinary shares outstanding for basic and diluted earnings per share for the periods presented:

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	_________________	_________________	_________________
Income from continuing operations, net of taxes	1,337.5	3,282.8	1,419.6
(Loss)/ gain from discontinued operations[1]	(34.1)	122.7	(754.5)
	_________________	_________________	_________________
Numerator for basic earnings per share	1,303.4	3,405.5	665.1
	_________________	_________________	_________________
Interest on convertible bonds, net of tax	-	-	28.3
	_________________	_________________	_________________
Numerator for diluted earnings per share	1303.4	3,405.5	693.4
	_________________	_________________	_________________

Weighted average number of shares:
	Millions	Millions	Millions
	_________________	_________________	_________________
Basic [1]	590.4	586.7	552.0
Effect of dilutive shares:
Share-based awards to employees [2]	2.7	4.6	4.8
Convertible bonds 2.75% due 2014 [3]	-	-	33.5
	_________________	_________________	_________________
Diluted	593.1	591.3	590.3
	_________________	_________________	_________________

1. Excludes shares purchased by the EBT and under the shares buy-back program and presented by Shire as treasury stock.

2. Calculated using the treasury stock method.

3. At December 31, 2013, Bondholders had voluntarily converted $1,099,050,000 aggregate principal amount of the Bonds into 33,806,464 fully paid ordinary shares. The remaining outstanding Bonds in an aggregate principle amount of $950,000 were redeemed pursuant to the option redemption notice issued on November 26, 2013. The Company has calculated the impact of the Bonds on diluted earnings per share from January 1, 2013 to the actual date of conversion of the Bonds using the 'if-converted' method.

Year to December 31,	2015	2014	2013
	_______________	_______________	_______________
Earnings per ordinary share - basic

Earnings from continuing operations	226.5c	559.6c	257.2c

(Loss)/gain from discontinued operations	(5.8c)	20.9c	(136.7c)
	_______________	_______________	_______________

Earnings per ordinary share - basic	220.7c	580.5c	120.5c
	_______________	_______________	_______________

Earnings per ordinary share - diluted

Earnings from continuing operations	225.5c	555.2c	245.3c

(Loss)/gain from discontinued operations	(5.8c)	20.8c	(127.8c)
	_______________	_______________	_______________
Earnings per ordinary share – diluted	219.7c	576.0c	117.5c
	_______________	_______________	_______________

The share equivalents not included in the calculation of the diluted weighted average number of shares are shown below:

	2015	2014	2013
	No. of shares	No. of shares	No. of shares
	Millions	Millions	Millions
	_________________	_________________	_________________
Share-based awards to employees[1]	3.4	0.3	0.5
	_________________	_________________	_________________

  Certain stock options have been excluded from the calculation of diluted EPS because (a) their exercise prices exceeded Shire plc's average share price during the calculation period or (b) the required performance conditions were not satisfied as at the balance sheet date.